Interests in unconsolidated structured entities (Detail 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net interest income	$ 7,108	$ 7,297	$ 6,621
Net fee and commission income	$ 26,138	$ 21,570	$ 18,966